Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net and Financial Liabilities- Consolidated statement of financial position

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	37,115	(212)	(482)	317	36,738
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	21,230	(259)	—	123	21,094
	Total Long-term debt at December 31, 2025	58,345	(471)	(482)	440	57,832
	Less: Current Portion	(6,165)	208	300	(440)	(6,097)
	Long-Term Portion	55,180	(263)	(182)	—	51,735

	Total Long-term debt at December 31, 2024	66,540	(719)	(194)	589	66,216
	Less: Current Portion	(6,771)	271	143	(589)	(6,946)
	Long-Term Portion	59,769	(448)	(51)	—	59,270

(c)	Daxos Maritime Limited / SK Shipholding S.A.	26,446	(286)	—	—	26,160

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	24,108	(255)	—	—	23,853

(e)	Olympia Shipholding S.A. / SK Shipholding S.A.	1,400	—	—	—	1,400

	Total Financial liabilities at December 31, 2025	51,954	(541)	—	—	51,413
	Less: Current Portion	(1,942)	57	—	—	(1,885)
	Long-Term Portion	50,012	(484)	—	—	49,528

	Total Financial liabilities at December 31, 2024	52,471	(597)	—	—	51,874
	Less: Current Portion	(1,916)	56	—	—	(1,860)
	Long-Term Portion	50,555	(541)	—	—	50,014

Long-Term Debt, net - Annual loan principal payments

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A. / Daxos Maritime Limited	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	SK Shipholding S.A. / Olympia Shipholding S.A.	Total
2026	4,985	1,180	1,095	821	26	8,107
2027	32,130	1,180	1,125	830	62	35,327
2028	—	1,180	1,168	931	62	3,341
2029	—	17,690	1,183	940	62	19,875
2030 and thereafter	—	—	21,875	20,586	1,188	43,649
Total	37,115	21,230	26,446	24,108	1,400	110,299

The contractual annual principal payments relating to the First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility, the Marguerite Loan Facility, the SK Shipholding S.A. sale and bareboat back arrangement and the Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. sale and bareboat back arrangement to be made subsequent to December 31, 2024, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A.	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	Total
2025	5,591	1,180	1,095	821	8,627
2026	20,039	1,180	1,095	821	23,135
2027	18,500	1,180	1,125	830	21,635
2028	—	1,180	1,168	931	3,279
2029 and thereafter	—	17,690	23,058	21,527	62,275
Total	44,130	22,410	27,541	24,930	119,011